SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Current tax			$ 1,172
Deferred tax
Income tax expense			$ 1,172